Share-based payments (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 20, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jul. 31, 2014 shares
Number of share options granted in share-based payment arrangement		150,000	525,000	184,300
Associate Stock Option Plan 2014 [Member]
Number of shares reserved for issue under options and contracts for sale of shares					25,000,000
Number of share options granted in share-based payment arrangement	5,870,800	150,000	525,000	184,300
Options Plan One [Member]
Description of vesting requirements for share-based payment arrangement		4,304,600 Options (Option Plan I): 3/5th of the options vest at the end of one year from the date of grant. The remaining 2/5th vests at the end of every half year during second and third years from the date of grant in four equal instalments
Options Plan Two [Member]
Description of vesting requirements for share-based payment arrangement		487,700 Options (Option Plan II): 2/5th of the options vest at the end of one year from the date of grant. The remaining 3/5th vests at the end of every half year during second, third and fourth years in six equal instalments
Options Plan Three [Member]
Description of vesting requirements for share-based payment arrangement		1,937,800 Options (Option Plan III): 2/5th of the options vest at the end of two years from the date of grant. The remaining 3/5th vests at the end of every half year during third, fourth and fifth years in six equal instalments